Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,786	$ 1,688	$ 3,420	$ 3,273
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	644	683	1,202	1,269
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	277	171	507	345
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	331	300	586	628
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	333	368	715	677
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	201	166	410	354
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	153	113	317	251
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,633	1,575	3,103	3,022
Manufacturing Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,585	1,522	3,010	2,919
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 201	$ 166	$ 410	$ 354